SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATE

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of July 31,	As of July 31,
Balance sheet items, except for equity accounts	2025	2026
US$ against RM	4.2625	4.0824
US$ against SGD	1.2977	1.2828
US$ against IDR	Not applicable	18,058

	For the Years Ended July 31,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2024	2025	2026
US$ against RM	4.7005	4.3612	4.071
US$ against SGD	1.3491	1.3192	1.2844
US$ against IDR	Not applicable	Not applicable	17,006

SCHEDULE OF ESTIMATED DEPRECIATION RATE
Category	Rate
Computer, terminals & peripherals	20%-40%
Furniture, fittings, office equipment & renovation	10%-20%

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates the Group’s revenue for the years ended July 31, 2024, 2025 and 2026:

	For the Years Ended July 31,
	2024	2025	2026
Net revenues:
Maintenance services	$902,821	$965,437	$953,258
Implementation services	833,886	1,025,021	677,499
SaaS subscription fees	277,109	342,071	524,620
Licensing	94,727	112,607	-
Other	15,953	237,990	23,812
Total	$2,124,496	$2,683,126	$2,179,189

SCHEDULE OF REVENUE CLASSIFIED BY TIMING OF REVENUE RECOGNITION

The following table presents revenue classified by timing of revenue recognition for the years ended July 31, 2024, 2025 and 2026:

	For the Years Ended July 31,
	2024	2025	2026

Point in time	$94,727	$112,607	$-
Over time	2,029,769	2,570,519	2,179,189
Total	$2,124,496	$2,683,126	$2,179,189

SCHEDULE OF EARNINGS (LOSS) PER SHARE BEFORE AND AFTER RETROSPECTIVE ADJUSTMENT

	For the year ended July 31, 2025
	Before adjustment	After adjustment
Earnings (loss) per share
Basic and diluted	$0.3619	$0.0425
Weighted average number of ordinary shares
Basic and diluted	580,000	4,943,920

	For the year ended July 31, 2024
	Before adjustment	After adjustment
Earnings (loss) per share
Basic and diluted	$0.3057	$0.0359
Weighted average number of ordinary shares
Basic and diluted	501,312	4,273,183